COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

Note 20     COMMITMENTS AND CONTINGENCIES

Lease Commitment

The Company has entered into operating lease agreement for certain office and accommodation as well as fish farming containers for research and develop advanced technology for water circulation applying in fishery. Future minimum lease payments under non-cancellable operating leases with initial terms within one year.

The total future minimum lease payments under non-cancellable short-term leases as of June 30, 2025 are payable as follows:

Lease Commitment
$
Within 1 year	1,827
Total	1,827